Segment reporting (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of summary of the reported amounts of net income (loss) and the carrying amounts of assets and liabilities

The following is a summary of the reported amounts of net income (loss) and the carrying amounts of assets and liabilities by operating segment:

	Peru	Mexico	Mexico	Canada
	Yauricocha Mine	Bolivar Mine	Cusi Mine	Corporate	Total
Year ended December 31, 2020	$	$	$	$	$
Revenue (1)	146,941	81,762	18,185	-	246,888

Production cost of sales	(70,660)	(37,319)	(15,670)	-	(123,649)
Depletion of mineral property	(8,503)	(3,873)	(2,063)	-	(14,439)
Depreciation and amortization of property, plant and equipment	(13,455)	(10,320)	(3,440)	-	(27,215)
Cost of sales	(92,618)	(51,512)	(21,173)	-	(165,303)

Gross profit from mining operations	54,323	30,250	(2,988)	-	81,585

Income (loss) from operations	40,179	19,953	(4,725)	(4,287)	51,120
Derivative instrument gains	-	-	904	-	904
Interest expense and other finance costs	(2,965)	18	(105)	(1,241)	(4,293)
Other income (expense)	(2,476)	1,573	238	-	(665)
Foreign currency exchange gain	329	1,575	345	662	2,911
Income (loss) before income tax	35,067	23,119	(3,343)	(4,866)	49,977

Income tax expense	(17,934)	(3,797)	(855)	-	(22,586)

Net income (loss) from operations	17,133	19,322	(4,198)	(4,866)	27,391

December 31, 2020	Peru	Mexico		Canada	Total
	$		$	$	$
Total assets	269,179	167,866		2,547	439,592
Non-current assets	170,681	132,822		40	303,543
Total liabilities	141,548	26,952		30,884	199,384

(1) Includes provisional pricing adjustments of: $2,899 for Yauricocha, ($889) for Bolivar, $1,180 for Cusi

	Peru	Mexico	Mexico	Canada
	Yauricocha Mine	Bolivar Mine	Cusi Mine	Corporate	Total
Year ended December 31, 2019	$	$	$	$	$

Revenue (1)	155,983	60,402	12,653	-	229,038

Production cost of sales	(79,339)	(45,491)	(10,362)	-	(135,192)
Depletion of mineral property	(10,631)	(2,177)	(2,314)	-	(15,122)
Depreciation and amortization of property, plant and equipment	(10,346)	(8,147)	(2,469)	-	(20,962)
Cost of sales	(100,316)	(55,815)	(15,145)	-	(171,276)

Gross profit from mining operations	55,667	4,587	(2,492)	-	57,762

Income (loss) from operations	39,879	(4,918)	(1,079)	(5,376)	28,506
Interest expense and other finance costs	(4,422)	(34)	(8)	(412)	(4,875)
Other income (expense)	(839)	105	25		(710)
Foreign currency exchange loss	(170)	(21)	(5)	(780)	(976)
Income (loss) before income tax	34,448	(4,868)	(1,067)	(6,568)	21,945

Income tax (expense) recovery	(14,297)	1,450	319	-	(12,528)

Net income (loss) from operations	20,151	(3,418)	(748)	(6,568)	9,417

December 31, 2019	Peru	Mexico		Canada	Total
	$		$	$	$
Total assets	241,839	162,657		6,951	411,447
Non-current assets	175,246	131,810		91	307,147
Total liabilities	137,146	31,130		31,152	199,428

(1) Includes provisional pricing adjustments of: $216 for Bolivar